CONVERTIBLE REDEEMABLE PREFERRED STOCK (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Series C convertible redeemable preferred stock | Series C Preferred Stock financing 2013
Sale of stock
Issuance costs	$ 45